UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David R. Raeuchle
Title:    Manager - Operations, Trading & Compliance
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ David R. Raeuchle     Columbus, Ohio    November 14, 2003



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: 82,731,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     2764 85587.000SH       SOLE                                  85587.000
Affiliated Computer            COM              008190100     1529 31399.000SH       SOLE                                  31399.000
Alberto Culver                 COM              013068101     2017 34289.000SH       SOLE                                  34289.000
Amazon.com Inc                 COM              023135106     1638 33870.000SH       SOLE                                  33870.000
Ambac Financial                COM              023139108     1841 28772.000SH       SOLE                                  28772.000
American Express               COM              025816109     2010 44610.000SH       SOLE                                  44610.000
Apollo Group, Inc.             COM              037604105     1301 19700.000SH       SOLE                                  19700.000
BISYS Group                    COM              055472104     1320 100384.000SH      SOLE                                 100384.000
Beckman Coulter                COM              075811110     2214 48610.000SH       SOLE                                  48610.000
Bed Bath & Beyond              COM              075896100      277 7250.000 SH       SOLE                                   7250.000
Biomet                         COM              090613100     2038 60649.000SH       SOLE                                  60649.000
CVS Corp                       COM              126650100     1571 50585.000SH       SOLE                                  50585.000
Cisco Systems                  COM              17275R102     2262 115742.000SH      SOLE                                 115742.000
Citigroup                      COM              172967101     1329 29210.000SH       SOLE                                  29210.000
DENTSPLY Int'l                 COM              249030107     1897 42299.000SH       SOLE                                  42299.000
EMC Corp                       COM              268648102     2088 165285.000SH      SOLE                                 165285.000
Ecolab, Inc.                   COM              278865100     1400 55455.000SH       SOLE                                  55455.000
Express Scripts                COM              302182100      866 14155.000SH       SOLE                                  14155.000
Family Dollar                  COM              307000109     2211 55420.000SH       SOLE                                  55420.000
Fastenal                       COM              311900104     2586 68418.000SH       SOLE                                  68418.000
Federal Express                COM              31428X106     1903 29535.000SH       SOLE                                  29535.000
General Electric               COM              369604103      314 10539.000SH       SOLE                                  10539.000
Graco, Inc.                    COM              384109104     2132 56788.000SH       SOLE                                  56788.000
Huntington Bncshrs             COM              446150104     1961 99080.000SH       SOLE                                  99080.000
IBM                            COM              459200101      293 3320.000 SH       SOLE                                   3320.000
Intel                          COM              485140100     2854 103761.000SH      SOLE                                 103761.000
Lexmark Int'l Gp A             COM              529771107     1467 23289.000SH       SOLE                                  23289.000
Liz Claiborne                  COM              539320101     1493 43860.000SH       SOLE                                  43860.000
Lowe's Companies               COM              548661107     2509 48351.000SH       SOLE                                  48351.000
McCormick & Co.                COM              579780206     1260 45970.000SH       SOLE                                  45970.000
Microsoft                      COM              594918104      692 24900.000SH       SOLE                                  24900.000
Nortel Networks                COM              656568102      872 212800.000SH      SOLE                                 212800.000
Oracle Systems                 COM              68389x105     1134 101026.000SH      SOLE                                 101026.000
Park Natl Corp                 COM              700658107      897 8013.000 SH       SOLE                                   8013.000
Patterson Dental               COM              703412106     2804 48699.000SH       SOLE                                  48699.000
Paychex                        COM              704326107     2768 81580.000SH       SOLE                                  81580.000
QUALCOMM                       COM              747525103     1619 38873.000SH       SOLE                                  38873.000
Red Hat Inc                    COM              756577102      215 21264.000SH       SOLE                                  21264.000
SEI Investments                COM              784117103     1897 58364.000SH       SOLE                                  58364.000
SouthTrust Corp.               COM              844730101     1900 64650.000SH       SOLE                                  64650.000
Starbucks Corp                 COM              855244109     1387 48160.000SH       SOLE                                  48160.000
Stryker Corp                   COM              863667101     2598 34493.000SH       SOLE                                  34493.000
Sun Microsystems               COM              866810104      153 46295.000SH       SOLE                                  46295.000
Symantec Corp                  COM              871503108     1639 26000.000SH       SOLE                                  26000.000
Target Corp                    COM              87612E106     1988 52839.000SH       SOLE                                  52839.000
United Tech                    COM              913017109     1993 25795.000SH       SOLE                                  25795.000
Wachovia                       COM              929903102     1946 47240.000SH       SOLE                                  47240.000
Wal-Mart                       COM              931142103     2004 35886.000SH       SOLE                                  35886.000
Yahoo! Inc.                    COM              984332106     1453 41080.000SH       SOLE                                  41080.000
eBay, Inc.                     COM              278642103     1425 26635.000SH       SOLE                                  26635.000